Supplemental Guarantor Condensed Consolidating Financial Statements - Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 315	$ 347
Restricted cash	3	2
Receivables, net	1,321	1,294
Inventories	869	730
Prepayments and other	291	229
Total current assets	2,799	2,602
Other assets:
Investment in affiliated companies	0	0
Notes and advances receivable from affiliates	0	0
Long-term receivables, net	9	9
Goodwill	49	57
Intangibles, net	22	19
Deferred income taxes	204	199
Other	144	103
Other Assets	428	387
Plant, property, and equipment, at cost	4,008	3,548
Less-Accumulated depreciation and amortization	(2,393)	(2,191)
Plant, property and equipment, net	1,615	1,357
Total assets	4,842	4,346	$ 3,970
Short-term debt (including current maturities of long-term debt)
Short-term debt-non-affiliated	83	90
Short-term debt-affiliated	0	0
Accounts payable	1,705	1,501
Accrued taxes	45	39
Other	433	343
Total current liabilities	2,266	1,973
Long-term debt-non-affiliated	1,358	1,294
Long-term debt-affiliated	0	0
Deferred income taxes	11	7
Pension, postretirement benefits and other liabilities	423	412
Commitments and contingencies	0	0
Total liabilities	4,058	3,686
Redeemable noncontrolling interests	42	40	41	$ 34
Tenneco Inc. Shareholders' equity	696	573	425
Noncontrolling interests	46	47
Total equity	742	620	$ 464
Total liabilities, redeemable noncontrolling interests and equity	4,842	4,346
Reclass & Elims
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Receivables, net	(648)	(504)
Inventories	0	0
Prepayments and other	0	0
Total current assets	(648)	(504)
Other assets:
Investment in affiliated companies	(2,647)	(2,418)
Notes and advances receivable from affiliates	(23,877)	(22,249)
Long-term receivables, net	0	0
Goodwill	0	0
Intangibles, net	0	0
Deferred income taxes	0	0
Other	0	0
Other Assets	(26,524)	(24,667)
Plant, property, and equipment, at cost	0	0
Less-Accumulated depreciation and amortization	0	0
Plant, property and equipment, net	0	0
Total assets	(27,172)	(25,171)
Short-term debt (including current maturities of long-term debt)
Short-term debt-non-affiliated	0	0
Short-term debt-affiliated	(556)	(354)
Accounts payable	(89)	(88)
Accrued taxes	0	0
Other	(3)	(62)
Total current liabilities	(648)	(504)
Long-term debt-non-affiliated	0	0
Long-term debt-affiliated	(23,877)	(22,249)
Deferred income taxes	0	0
Pension, postretirement benefits and other liabilities	0	0
Total liabilities	(24,525)	(22,753)
Redeemable noncontrolling interests	0	0
Tenneco Inc. Shareholders' equity	(2,647)	(2,418)
Noncontrolling interests	0	0
Total equity	(2,647)	(2,418)
Total liabilities, redeemable noncontrolling interests and equity	(27,172)	(25,171)
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	7	9
Restricted cash	0	0
Receivables, net	402	386
Inventories	383	361
Prepayments and other	99	62
Total current assets	891	818
Other assets:
Investment in affiliated companies	1,389	1,211
Notes and advances receivable from affiliates	791	939
Long-term receivables, net	8	9
Goodwill	22	22
Intangibles, net	5	7
Deferred income taxes	161	47
Other	66	46
Other Assets	2,442	2,281
Plant, property, and equipment, at cost	1,478	1,371
Less-Accumulated depreciation and amortization	(934)	(895)
Plant, property and equipment, net	544	476
Total assets	3,877	3,575
Short-term debt (including current maturities of long-term debt)
Short-term debt-non-affiliated		0
Short-term debt-affiliated	408	167
Accounts payable	562	562
Accrued taxes	8	4
Other	203	147
Total current liabilities	1,181	880
Long-term debt-non-affiliated	632	0
Long-term debt-affiliated	1,093	1,543
Deferred income taxes	0	0
Pension, postretirement benefits and other liabilities	296	297
Total liabilities	3,202	2,720
Redeemable noncontrolling interests	0	0
Tenneco Inc. Shareholders' equity	675	855
Noncontrolling interests	0	0
Total equity	675	855
Total liabilities, redeemable noncontrolling interests and equity	3,877	3,575
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	308	338
Restricted cash	3	2
Receivables, net	1,567	1,412
Inventories	486	369
Prepayments and other	192	167
Total current assets	2,556	2,288
Other assets:
Investment in affiliated companies	0	0
Notes and advances receivable from affiliates	19,119	16,529
Long-term receivables, net	1	0
Goodwill	27	35
Intangibles, net	17	12
Deferred income taxes	43	23
Other	78	49
Other Assets	19,285	16,648
Plant, property, and equipment, at cost	2,530	2,177
Less-Accumulated depreciation and amortization	(1,459)	(1,296)
Plant, property and equipment, net	1,071	881
Total assets	22,912	19,817
Short-term debt (including current maturities of long-term debt)
Short-term debt-non-affiliated	83	75
Short-term debt-affiliated	148	187
Accounts payable	1,232	1,027
Accrued taxes	37	35
Other	221	243
Total current liabilities	1,721	1,567
Long-term debt-non-affiliated	12	12
Long-term debt-affiliated	18,981	16,466
Deferred income taxes	11	7
Pension, postretirement benefits and other liabilities	127	115
Total liabilities	20,852	18,167
Redeemable noncontrolling interests	42	40
Tenneco Inc. Shareholders' equity	1,972	1,563
Noncontrolling interests	46	47
Total equity	2,018	1,610
Total liabilities, redeemable noncontrolling interests and equity	22,912	19,817
Tenneco Inc. (Parent Company)
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Receivables, net	0	0
Inventories	0	0
Prepayments and other	0	0
Total current assets	0	0
Other assets:
Investment in affiliated companies	1,258	1,207
Notes and advances receivable from affiliates	3,967	4,781
Long-term receivables, net	0	0
Goodwill	0	0
Intangibles, net	0	0
Deferred income taxes	0	129
Other	0	8
Other Assets	5,225	6,125
Plant, property, and equipment, at cost	0	0
Less-Accumulated depreciation and amortization	0	0
Plant, property and equipment, net	0	0
Total assets	5,225	6,125
Short-term debt (including current maturities of long-term debt)
Short-term debt-non-affiliated	0	15
Short-term debt-affiliated	0	0
Accounts payable	0	0
Accrued taxes	0	0
Other	12	15
Total current liabilities	12	30
Long-term debt-non-affiliated	714	1,282
Long-term debt-affiliated	3,803	4,240
Deferred income taxes	0	0
Pension, postretirement benefits and other liabilities	0	0
Total liabilities	4,529	5,552
Redeemable noncontrolling interests	0	0
Tenneco Inc. Shareholders' equity	696	573
Noncontrolling interests	0	0
Total equity	696	573
Total liabilities, redeemable noncontrolling interests and equity	$ 5,225	$ 6,125